Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Borrowings
Schedule of borrowings

	June 30,	December 31,
	2022	2021
	€ 1,000	€ 1,000
Innovation credit	3,907	3,907
Accrued interest on innovation credit	840	645
Convertible notes	39,839	38,925
Accrued interest on convertible notes	405	613

Total borrowings	44,991	44,090
Current portion	(7,214)	(4,771)
	37,777	39,319